Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Parenthetical) (Detail) - Kansai Mirai Financial Group, Inc.[member]	12 Months Ended
Mar. 31, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of interest in associate	15.60%
Option to acquire additional voting interests percentage	7.90%